SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

15.	SHARE-BASED COMPENSATION

The Company has a stock and equity incentive plan (the “Incentive Plan”) under which the Company may issue various types of equity instruments to any employee, officer, consultant, advisor or director. The types of equity instruments issuable under the Incentive Plan encompass, among other things, stock options, stock grants, and restricted stock grants (together, “Awards”). Stock based compensation expenses are recorded as a component of general and administrative to the extent that the Company has not appointed a Compensation Committee, all rights and obligations under the Incentive Plan shall be those of the full Board of Directors. The maximum number of Awards that may be issued under the Incentive Plan shall be determined by the Compensation Committee or the Board of Directors in the absence of a Compensation Committee. Any shares subject to an Award under the Incentive Plan that are forfeited, canceled, expire unexercised, are settled in cash, or are used or withheld to satisfy tax withholding obligations, shall again be available for Awards under the Incentive Plan. Vesting of Awards will be determined by the Compensation Committee or Board of Directors in the absence of one. The exercise price for Awards (if applicable) will generally not be less than the fair market value of the Award at the time of grant and will generally expire after 10 years.

A summary of share-based compensation expense for the three and nine months ended March 27, 2021 and March 28, 2020 is as follows:

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Stock Options	$305,565	$(69,571)	$2,851,785	$2,584,933
LTIP Units	-	179,014	-	1,492,073
Stock Grants for Services, Net	(63,189)	1,151,366	58,043	3,041,012
Restricted Stock Grants	-	916,842	437,386	3,727,485

Total Share-Based Compensation	$242,376	$2,177,651	$3,347,214	$10,845,503

For the nine months ended March 27, 2021 and March 28, 2020, the fair value of stock options granted with a fixed exercise price was determined using the Black-Scholes option-pricing model with the following assumptions at the time of grant:

	Nine Months Ended
	March 27,	March 28,
	2021	2020

Weighted-Average Risk-Free Annual Interest Rate	1.05%	1.70%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	116.5%	87.9%
Weighted-Average Expected Life in Years	7.50	7.50
Weighted-Average Estimated Forfeiture Rate	40.0%	40.0%

Stock Options

A reconciliation of the beginning and ending balance of stock options outstanding is as follows:

	Number of Stock Options	Weighted- Average Exercise Price

Balance as of June 27, 2020	8,618,204	$2.78
Granted	7,318,669
Forfeited	(1,344,375)

Balance as of March 27, 2021	14,592,498	$1.48

Stock Options Exercisable as of March 27, 2021	12,769,339	$1.45

The aggregate intrinsic value of options outstanding was nil at both March 27, 2021 and June 27, 2020.

LTIP Units and LLC Redeemable Units

A reconciliation of the beginning and ending balances of the LTIP Units and LLC Redeemable Units issued for compensation outstanding is as follows:

Weighted
	LTIP Units	LLC	Average
	Issued and	Redeemable	Grant Date
	Outstanding	Units	Fair Value
0.74
Balance as of June 27, 2020 and March 27, 2021	19,323,878	725,016	$0.52

Deferred Stock Units

Effective December 10, 2019, the Company’s board of directors approved a Deferred Share Unit (“DSU”) award under the Company’s Incentive Plan.  The DSU award was for units to the Company’s non-management directors. Each director will be provided the Company’s Subordinate Voting Shares based on the duration of their term as a director up to $250,000 for a year of service ending August 2020. As of March 27, 2021, and June 27, 2020, there was nil and 1,283,567 units issued and outstanding, respectively. For the three and nine months ended March 27, 2021, compensation expense related to the DSU award was nil and nil, respectively, was included in accounts payable and stock-based compensation expense on the Company’s unaudited interim Condensed Consolidated Balance Sheets. As of March 27, 2021, the corresponding Subordinate Voting Shares had been issued to the directors. A reconciliation of the beginning and ending balance of DSUs outstanding is as follows:

	Issued and Outstanding	Weighted- Average Fair Value

Balance as of June 27, 2020	1,283,567	$0.38

Settled	(1,283,567)	$(0.38)

Balance as of March 27, 2021	-	$-

Restricted Stock Grants

During the nine months ended March 27, 2021, the Company granted an entitlement to 28,210,512 of restricted Subordinate Voting Shares to certain officers, directors and employees. A reconciliation of the beginning and ending balance of restricted stock grants outstanding is as follows:

	Issued and Outstanding	Vested	Weighted- Average Fair Value

Balance as of June 27, 2020	7,159,164	192,459	$0.68

Granted (1)	28,210,512	-	$0.17
Forfeiture of Restricted Stock (2)	(4,240,013)	-	$(0.20)
Redemption of Vested Stock	(8,107,249)	(8,107,249)	$(0.26)
Vesting of Restricted Stock	-	8,533,485	$0.35

Balance as of March 27, 2021	23,022,414	618,695	$0.28

(1)	Issued on December 11, 2020 to certain officers and employees of the Company and vest 37.5%, 12.5%, 37.5%, 12.5% on the 1st, 2nd, 3rd and 4th anniversary, respectively.

(2)	4,240,013 of the restricted stock grants were forfeited upon the resignation of certain employees prior to their vesting.

Certain restricted stock granted has vesting which is based on market conditions. For restricted stock that have no market condition vesting, the fair value was determined using the trading value of the Subordinate Voting Shares on the date of grant. For the restricted stock that have market condition vesting, these shares were valued using a Monte Carlo simulation model taking into account the trading value of the Company’s Subordinate Voting Shares on the date of grant and into the future encompassing a wide range of possible future market conditions. During the nine months ended March 27, 2021, there were no restricted stock grants with a market vesting condition.

Warrants

A reconciliation of the beginning and ending balance of warrants outstanding is as follows:

	Number of Warrants Outstanding			Weighted-Average Exercise Price
	Subordinate Voting Shares	MedMen Corp Redeemable Shares	Total	Subordinate Voting Shares	MedMen Corp Redeemable Shares	Total

Balance as of June 27, 2020	114,998,915	40,455,731	155,454,646	$0.75	$0.60	$0.71

Issued	229,602,951	147,508,516	377,111,467	$0.18	$0.28	$0.21
Exercised	-	(40,000,000)	(40,000,000)	$-	$(0.20)	$(0.20)
Cancelled	(9,796,509)	(40,455,731)	(50,252,240)	$(0.50)	$(0.44)	$(0.45)

Balance as of March 27, 2021	334,805,358	107,508,516	442,313,874	$0.33	$0.28	$0.32

As of March 27, 2021 and June 27, 2020, warrants outstanding for Subordinate Voting Shares have a weighted-average remaining contractual life of 3.8 years and 4.8 years, respectively. As of March 27, 2021 and June 27, 2020, warrants outstanding for MedMen Corp Redeemable Shares have a weighted-average remaining contractual life of 4.5 years and 2.5 years, respectively.

The fair value of warrants exercisable for MedMen Corp Redeemable Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the date of issuance:

	March 27,	June 27
	2021	2020

Weighted-Average Risk-Free Annual Interest Rate	0.13%	2.20%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	92.06%	88.19%
Weighted-Average Expected Life of Warrants	1 year	1 year

The fair value of warrants exercisable for the Company’s Subordinate Voting Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the latest modification of December 17, 2020:

Weighted-Average Risk-Free Annual Interest Rate	0.16%
Weighted-Average Expected Annual Dividend Yield	0%
Weighted-Average Expected Stock Price Volatility	85.39%
Weighted-Average Expected Life of Warrants	1 year

Stock price volatility was estimated by using the historical volatility of the Company’s Subordinate Voting Shares and the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies. The expected life in years represents the period of time that warrants issued are expected to be outstanding. The risk-free rate was based on U.S. Treasury bills with a remaining term equal to the expected life of the warrants. 97,785,140 of warrants are cancelable if the Company meets certain cash flow metrics for nine consecutive months, see “Note 25 – Subsequent Events” for further information. The effects of contingent cancellation feature were included in determining the fair value of the related warrants.

20.	SHARE-BASED COMPENSATION

The Company has a stock and equity incentive plan (the “Incentive Plan”) under which the Company may issue various types of equity instruments to any employee, officer, consultant, advisor or director. The types of equity instruments issuable under the Incentive Plan encompass, among other things, stock options, stock grants, deferred stock units, restricted stock grants, LTIP, P units and warrants (together, “Awards”). Stock based compensation expenses are recorded as a component of general and administrative expenses. To the extent that the Company has not appointed a Compensation Committee, all rights and obligations under the Incentive Plan shall be those of the full Board of Directors. The maximum number of Awards that may be issued under the Incentive Plan shall be determined by the Compensation Committee or the Board of Directors in the absence of a Compensation Committee. Any shares subject to an Award under the Incentive Plan that are forfeited, canceled, expire unexercised, are settled in cash, or are used or withheld to satisfy tax withholding obligations, shall again be available for Awards under the Incentive Plan. Vesting of Awards will be determined by the Compensation Committee or Board of Directors in absence of one. The exercise price for Awards (if applicable) will generally not be less than the fair market value of the Award at the time of grant and will generally expire after 10 years.

A summary of share-based compensation expense for the years ended June 27, 2020 and June 29, 2019 is as follows:

	2020	2019

Stock Options	$1,876,225	$11,699,796
Deferred Stock Units	484,932	-
LTIP Units	1,492,073	12,845,773
Stock Grants for Services	3,656,926	5,712,872
Restricted Stock Grants	3,554,968	2,235,773
Warrants	-	227,244

Total Share-Based Compensation	$11,065,124	$32,721,458

On February 1, 2020, Adam Bierman resigned as Chief Executive Officer of the Company and surrendered all Class A Super Voting Shares to the Company. See “Note 19 - Shareholders’ Equity” for further information on Mr. Bierman’s Super Voting Shares. As payment of severance to Mr. Bierman, the Company will compensate Mr. Bierman in the form of securities of which the number of issued securities and the aggregate amount is approximately 3,700,000 of which half are in Class B Subordinate Voting Shares and half are in RSUs. The RSUs have a term of 10 years and vest when the Company’s Class B Subordinate Voting Shares have a daily VWAP of at least $2.05 for 25 consecutive days. As of June 27, 2020, $475,650 was accrued in current liabilities for the amount owed to Adam Bierman related to the Super Voting Shares cancelled. This liability is to be settled in Class B Subordinate Voting Shares and RSUs. In addition, the Company amended the terms of the 9,661,939 LTIP Units held by Mr. Bierman wherein the vesting period was extended to ten years from February 1, 2020. The Company analyzed the impact of the modification on its consolidated financial statements and determined the modification did not have a significant impact on its Consolidated Statements of Operations and its Consolidated Balance Sheets as of and for the year ended June 27, 2020.

Stock Options

A reconciliation of the beginning and ending balance of stock options outstanding is as follows:

	Number of Stock Options	Weighted-Average Exercise Price

Balance as of July 1, 2018	5,793,374	$4.14

Granted	10,374,075	$3.45
Forfeited	(2,629,347)	$(4.32)

Balance as of June 29, 2019	13,538,102	$4.31

Granted	6,812,552	$1.34
Forfeited	(11,732,450)	$(2.79)

Balance as of June 27, 2020	8,618,204	$2.79

The following table summarizes the stock options that remain outstanding as of June 27, 2020:

Security Issuable	Exercise Price	Expiration Date	Stock Options Outstanding		Stock Options Exercisable

Subordinate Voting Shares	$3.26	February 2029	316,085	(3)	316,085
Subordinate Voting Shares	$3.41	August 2021	32,974	(4)	32,974
Subordinate Voting Shares	$3.84	July 2023	200,000	(6)	200,000
Subordinate Voting Shares	$4.03	May 2028	1,916,739	(5)	1,426,900
Subordinate Voting Shares	$4.05	August 2028	61,950	(7)	61,950
Subordinate Voting Shares	$4.05	August 2028	376,746	(7)	-
Subordinate Voting Shares	$4.03	October 2028	35,000	(5)	16,041
Subordinate Voting Shares	$5.71	October 2028	466,075	(5)	251,968
Subordinate Voting Shares	$3.42	January 2029	394,980	(5)	298,046
Subordinate Voting Shares	$2.64	None	-	(1)	-
Subordinate Voting Shares	$3.36	February 2029	207,842	(2)	207,842
Subordinate Voting Shares	$3.06	April 2029	238,064	(5)	132,262
Subordinate Voting Shares	$2.79	April 2029	225,106	(5)	71,847
Subordinate Voting Shares	$2.36	May 2029	35,895	(5)	14,014
Subordinate Voting Shares	$2.66	June 2029	63,250	(5)	16,291
Subordinate Voting Shares	$2.17	June 2029	724,645	(8)	724,645
Subordinate Voting Shares	$2.02	July 2029	578,623	(5)	-
Subordinate Voting Shares	$1.99	August 2029	467,660	(5)	-
Subordinate Voting Shares	$1.55	September 2029	269,655	(5)	-
Subordinate Voting Shares	$2.02	None	645,705	(5)	-
Subordinate Voting Shares	$1.38	October 2029	144,260	(5)	-
Subordinate Voting Shares	$0.44	December 2029	249,908	(5)	-
Subordinate Voting Shares	$0.53	January 2030	161,395	(5)	-
Subordinate Voting Shares	$0.53	January 2030	231,630	(5)	231,630
Subordinate Voting Shares	$0.47	January 2030	289,119	(5)	-
Subordinate Voting Shares	$0.27	February 2030	32,000	(5)	-
Subordinate Voting Shares	$0.11	March 2030	46,608	(5)	46,608
Subordinate Voting Shares	$0.38	March 2030	7,000	(5)	-
Subordinate Voting Shares	$0.18	May 2030	199,290	(5)	199,290
			8,618,204		4,248,393

(1)	Issued to certain officers of the Company under the Company’s stock and incentive plan. Such options will vest contingent upon achievement of certain price targets in respect of the Subordinate Voting Shares, whereby 1,585,288 of such options, one third will vest when the price of the Subordinate Voting Shares reaches US$10 in the open market, another third will vest when such share price reaches US$15 in the open market and another third will vest when such share price reaches US$20 in the open market, and 1,714,699 of such options, one third will vest when the price of the Subordinate Voting Shares reaches US$15 in the open market, another third will vest when such share price reaches US$30 in the open market and another third will vest when such share price reaches US$60 in the open market. These options have no expiration date. Such share price will be determined as a 5-day volume weighted-average trading price on any exchange on which the Subordinate Voting Shares are traded.
(2)	Issued to a certain officer of the Company under the Company’s stock and incentive plan. Such options expire in ten years from the date of grant and 1/36th of the options will vest upon each successive month after the grant date.
(3)	Issued to a consultant in connection with services rendered under the Company’s stock and incentive plan. Such options expire in one year from the date of grant and 1/12th of the options will vest upon each successive month after March 1, 2019.
(4)	Issued to certain directors of the Company under the Company’s stock and incentive plan. Such options expire in August 2021 and 1/8th of the options will vest upon each successive month after the grant date.

(5)	Issued to employees of certain subsidiaries of the Company under the Company’s stock and incentive plan. Such options expire in ten years from the date of grant and have the following vesting conditions: Such option will vest over a period of four years from the employees hire date as 1/4th of the options vest on the first anniversary of the hire date and, 1/48th of the options will vest upon each successive month after the first anniversary of the employee’s hire date for a period of three years.
(6)	Issued to a consultant in connection with services rendered under the Company’s stock and incentive plan. Such options fully vest on the grant date. Such options expire in five years from the grant date.
(7)	Issued to certain directors of the Company under the Company’s stock and incentive plan. 61,950 of such options vest at the end of the first year of service and 376,746 of such options vest at the end of three years of service. All options expire in ten years from the date of grant.
(8)	Issued to a certain officer of the Company under the Company’s stock and incentive plan. Such options expire in ten years from the date of grant and were vested immediately upon the grant date.

For the years ended June 27, 2020 and June 29, 2019, the fair value of stock options granted with a fixed exercise price was determined using the Block-Scholes option-pricing model with the following assumptions at the time of grant:

	2020	2019

Weighted-Average Risk-Free Annual Interest Rate	1.60%	1.95%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	91.0%	87.8%
Weighted-Average Expected Life in Years	7.50	6.15
Weighted-Average Estimated Forfeiture Rate	40.0%	33.0%

Stock price volatility was estimated by using the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies. The expected life represents the period of time that stock options granted are expected to be outstanding. The risk-free rate was based on Bank of Canada zero coupon bond with a remaining term equal to the expected life of the options. For the year ended June 27, 2020, the fair value of stock options granted with vesting contingent upon achievement of certain price targets was determined using a Monte Carlo simulation model taking into account the fair value of the Company’s Subordinate Voting Shares on the date of grant and into the future encompassing a wide range of possible future market conditions. The following assumptions were used at the time of grant:

	2020	2019

Weighted-Average Stock Price	C$2.65	C$4.10
Weighted-Average Probability	6.0%	6.0%
Weighted-Average Term in Years	3.0	3.0
Weighted-Average Volatility	83.3%	72.0%

During the years ended June 27, 2020 and June 29, 2019, the weighted-average fair value of stock options granted was $0.98 and $2.67, respectively, per option. As of June 27, 2020 and June 29, 2019, stock options outstanding have a weighted-average remaining contractual life of 7.5 years and 9.1 years, respectively.

In the fourth quarter of the year ended June 29, 2019, the Company modified the Company’s stock option plan for all outstanding employee options, allowing the vesting period to begin on the date of hire. Previously, the vesting period commenced on the grant date. The Company analyzed the impact of the modification on its financials and determined the modification accelerated the vesting and expense recognition. The Company determined the amount of additional expense recognized for this modification did not have a significant impact on its Consolidated Statement of Operations for the years ended June 27, 2020 and June 29, 2019.

LTIP Units and LLC Redeemable Units

A reconciliation of the beginning and ending balances of the LTIP Units and LLC Redeemable Units issued for compensation outstanding is as follows:

			Weighted
	LTIP Units	LLC	Average
	Issued and	Redeemable	Grant Date
	Outstanding	Units	Fair Value

Balance as of July 1, 2018	30,314,333	1,570,064	$1.56

Redemptions	-	(845,048)	$(3.38)
Forfeiture of LTIP Units (2)	(3,962,422)	-	$(3.38)
Cancellation of LTIP Units (2)	(724,645)	-	$(3.38)
Vesting and Converted (1)(3)	(4,744,911)	-	$(3.38)

Balance as of June 29, 2019	20,882,355	725,016	$0.74

Vesting and Converted (1)(3)	(1,558,477)	-	$(3.38)

Balance as of June 27, 2020	19,323,878	725,016	$0.74

(1)	LTIP Units and LLC Redeemable Units will vest as follows:

●	19,323,878 of the LTIP Units will vest contingent upon achievement of certain price targets in respect of the Subordinate Voting Shares, whereby one third of such aggregate LTIP Units will vest when the price of the Subordinate Voting Shares reaches C$10 in the open market, another third will vest when such share price reaches C$15 in the open market and the final third will vest when such share price reaches C$20 in the open market. Such share price will be determined as a 5-day volume weighted-average trading price on any exchange on which the Subordinate Voting Shares are traded. 9,661,939 of the LTIPs were modified to extend the vesting periods to 10 years from the modification date of February 1, 2020.

●	6,038,712 of the LTIP Units will vest as follows: (a) 25% vested immediately on issuance; and (b) the remaining 75% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all LTIP Units being fully vested on March 15, 2020.

●	4,227,098 of the FV LTIP Units will vest as follows: (a) 14.3% vested immediately on issuance; and (b) the remaining 85.7% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all FV LTIP Units being fully vested on March 15, 2022.

●	724,645 of the LTIP Units will vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all LTIP Units being fully vested on March 15, 2021.

(2)	3,237,778 of the LTIP Units were forfeited upon the resignation of an employee. In addition, 724,645 of the LTIP Units and the vested amounts were cancelled/forfeited by the employee.

(3)	For the year ended June 27, 2020 and June 29, 2019, 1,558,477 and 4,744,991, respectively, of the LTIP Units were vested and converted to zero LLC Redeemable Units pursuant to the formula determined by the Third Amended and Restated LLC Agreement of MM Enterprises USA, LLC.

Deferred Stock Units

Effective December 10, 2019, the Company’s board of directors approved a Deferred Share Unit (“DSU”) award under the Company’s Incentive Plan. The DSU award was for units to the Company’s non-management directors. Each director will be provided the Company’s Subordinate Voting Shares based on the duration of their term as a director up to $250,000 for a year of service ending August 2020. At June 27, 2020 and June 29, 2019, there was 1,276,169 units and nil units, respectively, issued and outstanding. For the years ended June 27, 2020 and June 29, 2019, compensation expense related to the DSU award was $484,932 and nil, respectively, was included in accounts payable and stock based compensation expense on the Company’s Consolidated Balance Sheets. As of June 27, 2020, the corresponding Subordinate Voting Share have not yet been issued to the directors. A reconciliation of the beginning and ending balance of DSUs outstanding is as follows:

	Issued and Outstanding	Weighted- Average Fair Value

Balance as of July 1, 2018	-	$-
	-	-
Balance as of June 29, 2019	-	$-

Granted	1,283,567	$0.38

Balance as of June 27, 2020	1,283,567	$0.38

Restricted Stock Grants

During the years ended June 27, 2020 and June 29, 2019, the Company granted an entitlement to 7,443,954 and 4,352,340, respectively, restricted Subordinate Voting Shares to certain officers and directors.

A reconciliation of the beginning and ending balance of restricted stock grants outstanding is as follows:

	Issued and Outstanding	Vested (1)	Weighted- Average Fair Value

Balance as of July 1, 2018	-	-	$-

Granted	4,352,340	336,441	$3.89
Forfeiture of Restricted Stock (2)	(3,000,000)	-	$(4.25)
Redemption of Vested Shares	(333,479)	(333,479)	$(3.07)

Balance as of June 29, 2019	1,018,861	2,962	$3.89

Granted	7,443,954	-	$0.73
Forfeiture of Restricted Stock (2)	(974,103)	-	$2.69
Redemption of Vested Stock	(329,548)	(329,548)	$3.14
Vesting of Restricted Stock	-	519,045	$2.28

Balance as of June 27, 2020	7,159,164	192,459	$0.68

(1)	Restricted stock grants will vest as follows:

	●	3,000,000 of the restricted stock grants will vest as follows: one-fourth upon the 12-month employment anniversary, with the remaining three-fourths vesting in amounts of one third each when the trading price of the Subordinate Voting Shares on the then current stock exchange at any time during the term of employment reaches a minimum of C$10, C$15 and C$20, respectively.

	●	46,331 of the restricted stock grants on July 11, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.

	●	131,859 of the restricted stock grants on August 29, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.

	●	918,785 of the restricted stock grants will vest ratably as follows: one-fourth within 30-days of the grant date, with the remaining three-fourths in three equal installments on every anniversary of the grant date, beginning on December 18, 2018 and concluding with all restricted stock grants being fully vested on December 18, 2021.

	●	23,082 of the restricted stock grants will vest on a straight-line basis, beginning on January 3, 2019, and concluding with all restricted stock grants being fully vested on August 28, 2019.

	●	162,455 of the restricted stock units will vest as follows: one-fourth of the total number of restricted stock shall vest on March 26, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.

	●	72,202 of the restricted stock units will vest as follows: one-fourth of the total number of restricted stock shall vest on May 7, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.

	●	5,458,749 of the restricted stock units will vest as follows on the first anniversary of the grant date, December 10, 2020.

	●	1,885,408 of the restricted stock units will vest as follows: on the second anniversary of the grant date, July 30, 2021.

	●	50,181 of the restricted stock units will vest as follows: on the first anniversary of the grant date, August 26, 2020.

	●	49,616 of the restricted stock units will vest as follows: on August 1, 2021.

(2)	3,000,000 and 974,103 of the restricted stock grants were forfeited upon resignation of an employee prior to their vesting for the fiscal years ended June 29, 2019 and June 27, 2020, respectively.

Certain restricted stock granted has vesting which is based on market conditions. For restricted stock that have no market condition vesting, the fair value was determined using the trading value of the Subordinate Voting Shares on the date of grant. For the restricted stock that have market condition vesting, these shares were valued using a Monte Carlo simulation model taking into account the trading value of the Company’s Subordinate Voting Shares on the date of grant and into the future encompassing a wide range of possible future market conditions.

For the years ended June 27, 2020 and June 29, 2019, the Company had nil and one restricted stock grant that was forfeited, respectively, with a market vesting condition. The fair value at grant was based on a Monte Carlo simulation model using the following assumptions at the time of grant:

	2020	2019

Weighted-Average Stock Price	Nil	C$5.07
Weighted-Average CDN to USD Conversion Rate	Nil	0.76
Weighted-Average Volatility	Nil	72.0%
Weighted-Average Months	Nil	28.72

For the years ended June 27, 2020 and June 29, 2019, the market vesting restricted stock grant was forfeited and the expense recorded as reversed as no vesting conditions were met.

Warrants

A reconciliation of the beginning and ending balance of warrants outstanding is as follows:

	Number of Warrants Outstanding
	Subordinate Voting Shares	MedMen Corp Redeemable Shares	Total	Weighted- Average Exercise Price

Balance as of July 1, 2018	2,415,485	8,797,019	11,212,504	$3.53

Issued	12,999,815	17,234,540	30,234,355	$4.48
Exercised	(897,863)	(3,701,040)	(4,598,903)	$(3.50)
Expired	(1,517,622)	(5,095,979)	(6,613,601)	$(3.54)

Balance as of June 29, 2019	12,999,815	17,234,540	30,234,355	$4.48

Issued	105,239,862	40,455,729	145,695,591	$0.58
Cancelled	(3,240,762)	(17,234,540)	(20,475,302)	$4.66

Balance as of June 27, 2020	114,998,915	40,455,729	155,454,644	$0.71

The following table summarizes the warrants that remain outstanding as of June 27, 2020:

Security Issuable	Exercise Price	Number of Warrants	Expiration Date

MedMen Corp Redeemable Shares	$0.60	40,455,729	December 31, 2022

Total MedMen Corp Redeemable Shares		40,455,729

Subordinate Voting Shares	$3.72	1,647,391	April 23, 2022
Subordinate Voting Shares	$4.29	562,578	April 23, 2022
Subordinate Voting Shares	$3.72	6,589,559	May 22, 2022
Subordinate Voting Shares	$4.29	2,250,314	May 22, 2022
Subordinate Voting Shares	$3.16	2,522,554	July 12, 2022
Subordinate Voting Shares	$3.65	728,737	July 12, 2022
Subordinate Voting Shares	$1.01	3,152,457	November 27, 2022
Subordinate Voting Shares	$1.17	910,709	November 27, 2022
Subordinate Voting Shares	$0.26	80,528,846	March 27, 2025
Subordinate Voting Shares	$0.26	16,105,770	April 24, 2025

Total Subordinate Voting Shares		114,998,915

Total Warrants Outstanding		155,454,644

The fair value of warrants exercisable for MedMen Corp Redeemable Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the date of issuance:

	2020	2019

Weighted-Average Risk-Free Annual Interest Rate	2.20%	2.82%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	88.19%	82.93%
Weighted-Average Expected Life of Warrants	1 year	1 year

Stock price volatility was estimated by using the historical volatility of the Company’s Subordinate Voting Shares and the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies. The expected life in years represents the period of time that warrants issued are expected to be outstanding. The risk-free rate was based on U.S. Treasury bills with a remaining term equal to the expected life of the warrants.

The fair value of warrants exercisable for the Company’s Subordinate Voting Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the latest modification of April, 24, 2020:

	2020	2019

Weighted-Average Risk-Free Annual Interest Rate	0.16%	2.20%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	111.76%	88.19%
Weighted-Average Expected Life of Warrants	0.8 year	1 year

Stock price volatility was estimated by using the historical volatility of the Company’s Subordinate Voting Shares and the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies. The expected life in years represents the period of time that warrants issued are expected to be outstanding. The risk-free rate was based on U.S. Treasury bills with a remaining term equal to the expected life of the warrants. 77,884,615 of warrants are cancelable if the Company meets certain cash flow metrics for two consecutive quarters. The effects of contingent cancellation feature were included in determining the fair value of the related warrants.

As of June 27, 2020 and June 29, 2019, warrants outstanding have a weighted-average remaining contractual life of 46.2 and 26.9 months respectively.